Description of Organization, Business Operations and Basis of Presentation - Additional Information (Details)			2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 08, 2021 USD ($) shares	Sep. 21, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	May 07, 2021 $ / shares	May 06, 2021 $ / shares	Jul. 27, 2020 USD ($)
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Deferred underwriting commissions		$ 8,800,000
Stock issue price | $ / shares				$ 10.00		$ 10.00
Proceeds received from private placement		7,000,000.0
Common stock, par or stated value per share | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued | shares				9,125,954	7,134,668	9,125,954		7,134,668	7,060,668
Stock issued during the period shares Stock Options Exercised | shares | shares						1,685,675		74,000	30,000
Class of Warrant or Right, Outstanding | shares				0	1,738,382	0		1,738,382	1,668,382
Stock Issued During Period, Value, Stock Options Exercised				$ 10,000		$ 664,000	$ 6,000	$ 7,000	$ 6,000
ACON S2 Acquisition Corp [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor			$ 25,000		$ 25,000
Proceeds received from initial public offering, gross			250,000,000		250,000,000
Offering costs			5,140,200		5,466,700
Proceeds received from private placement		7,000,000.0	$ 7,000,000		$ 7,000,000
Net proceeds from issuance of initial public offering and private placement		$ 250,000,000.0
Net proceeds from issuance of initial public offering and private placement, price per share | $ / shares		$ 10.00
Assets with fair market value equal					80.00%	80.00%
Temporary equity, redemption price per share | $ / shares				$ 10.00	$ 10.00	$ 10.00		$ 10.00
Maximum net tangible assets for business combination				$ 5,000,001	$ 5,000,001	$ 5,000,001		$ 5,000,001
Percentage of public shares to redeemed				100.00%	100.00%	100.00%		100.00%
Interest to pay dissolution expenses					$ 100,000	$ 100,000
Operating bank accounts				$ 1,000	470,000	1,000		$ 470,000
Working capital				1,900,000	547,000	1,900,000		547,000
Note payable - related party				$ 361,751		$ 361,751
CommonStockExchangeRatio	1.47110014425
CashPaymentsToStockholdersInLieuOfFractionalShares	$ 311.03
Stock issued during the period shares Stock Options Exercised | shares | shares	20,754,719
Class of Warrant or Right, Outstanding | shares				13,000,000		13,000,000
Stock Issued During Period, Value, Stock Options Exercised	$ 207,547,190
ACON S2 Acquisition Corp [Member] | P I P E Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor						$ 250,000,000.0
Stock issue price | $ / shares				$ 10.00		$ 10.00
Stock issued during period, shares, new issues | shares						25,000,000
ACON S2 Acquisition Corp [Member] | Target Entity [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Business combination post transaction company acquires				50.00%	50.00%	50.00%		50.00%
ACON S2 Acquisition Corp [Member] | Sponsor | Working Capital Loans
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Borrowing outstanding		$ 0		$ 362,000	$ 0	$ 362,000		$ 0				$ 0
ACON S2 Acquisition Corp [Member] | Class A ordinary shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Proceeds received from initial public offering, gross					250,000,000	250,000,000
Offering costs					$ 13,646,752	$ 13,646,752
Temporary equity, redemption price per share | $ / shares				$ 10.00	$ 10.00	$ 10.00		$ 10.00
Percentage of public shares to redeemed				15.00%	15.00%	15.00%		15.00%
Common stock, par or stated value per share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
ACON S2 Acquisition Corp [Member] | ESS Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par or stated value per share | $ / shares											$ 0.0001
Common Stock, Shares, Issued | shares	99,562,793
ACON S2 Acquisition Corp [Member] | Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par or stated value per share | $ / shares											$ 0.0001
ACON S2 Acquisition Corp [Member] | LegacyEssMember [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common Stock, Shares, Issued | shares	15,675,002
ACON S2 Acquisition Corp [Member] | Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor		$ 25,000,000
Units issued, price per unit | $ / shares		$ 10.00
Proceeds received from initial public offering, gross		$ 250,000,000.0
Offering costs		14,400,000
Deferred underwriting commissions		$ 8,800,000
Stock issue price | $ / shares				$ 10.00	$ 10.00	$ 10.00		$ 10.00
Stock issued during period, shares, new issues | shares		25,000,000
ACON S2 Acquisition Corp [Member] | Initial Public Offering | Sponsor | Promissory Note
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor		$ 25,000
Note payable - related party		112,000										$ 112,000
ACON S2 Acquisition Corp [Member] | Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor		$ 3,750,000
Units issued, price per unit | $ / shares		$ 10.00
ACON S2 Acquisition Corp [Member] | Private Placement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of ordinary shares to Sponsor		$ 4,666,667
Units issued, price per unit | $ / shares		$ 1.50
Number of shares forfeited during the period | shares | shares	583,333
Class of Warrant or Right, Outstanding | shares	4,083,334
ACON S2 Acquisition Corp [Member] | Private Placement | Share-based Payment Arrangement, Tranche One [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares vested during the period | shares	3,500,000
ACON S2 Acquisition Corp [Member] | Private Placement | Share-based Payment Arrangement, Tranche Two [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares vested during the period | shares	583,334